PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
The details of property, plant and equipment are as follows:

In thousands of USD	Construction in progress	Building	Land	Machinery	Electronic equipment	Leasehold improvements and property improvements	Others	Total
Cost:
At January 1, 2022	33,589	23,449	484	15,734	5,335	48,425	3,522	130,538
Additions	54,107	-	-	1,228	4,681	2,431	4,295	66,742
Additions related to asset acquisition (See Note 5)	-	-	-	-	1	-	14	15
Construction in progress transferred in	(71,184)	-	-	16,132	794	53,661	597	-
Disposals	-	-	-	(222)	(187)	-	-	(409)
At December 31, 2022	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Accumulated depreciation:
At January 1, 2022	-	(2,388)	-	(2,427)	(1,034)	(21,111)	(961)	(27,921)
Charge for the year	-	(1,137)	-	(4,392)	(1,532)	(21,892)	(1,485)	(30,438)
Disposals	-	-	-	16	93	-	-	109
At December 31, 2022	-	(3,525)	-	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Net book value:
At December 31, 2022	16,512	19,924	484	26,069	8,151	61,514	5,982	138,636

Cost:
At January 1, 2023	16,512	23,449	484	32,872	10,624	104,517	8,428	196,886
Additions	49,421	-	1,574	459	3,789	876	88	56,207
Construction in progress transferred in	(35,838)	3,915	-	15,476	909	12,424	3,114	-
Disposals	-	-	-	(69)	(36)	(9)	(50)	(164)
At December 31, 2023	30,095	27,364	2,058	48,738	15,286	117,808	11,580	252,929
Accumulated depreciation:
At January 1, 2023	-	(3,525)	-	(6,803)	(2,473)	(43,003)	(2,446)	(58,250)
Charge for the year	-	(1,106)	-	(6,678)	(1,994)	(27,978)	(2,143)	(39,899)
Disposals	-	-	-	19	18	3	40	80
At December 31, 2023	-	(4,631)	-	(13,462)	(4,449)	(70,978)	(4,549)	(98,069)
Net book value:
At December 31, 2023	30,095	22,733	2,058	35,276	10,837	46,830	7,031	154,860

Cost:
At January 1, 2024	30,095	27,364	2,058	48,738	15,286	117,808	11,580	252,929
Additions	118,253	642	-	230	18,144	16	187	137,472
Acquired through the business combinations (Note 6(b) and 6(c))	-	99	1,091	34	73	-	81	1,378
Construction in progress transferred in	(4,250)	667	-	948	1	2,518	116	-
Disposals	-	-	-	(15)	(239)	-	(252)	(506)
Exchange adjustments	-	(4)	(16)	(2)	(1)	-	(4)	(27)
At December 31, 2024	144,098	28,768	3,133	49,933	33,264	120,342	11,708	391,246
Accumulated depreciation:
At January 1, 2024	-	(4,631)	-	(13,462)	(4,449)	(70,978)	(4,549)	(98,069)
Charge for the year	-	(1,466)	-	(6,854)	(4,914)	(26,269)	(2,617)	(42,120)
Disposals	-	-	-	11	200	-	105	316
Exchange adjustments	-	2	-	-	1	-	1	4
At December 31, 2024	-	(6,095)	-	(20,305)	(9,162)	(97,247)	(7,060)	(139,869)
Net book value:
At December 31, 2024	144,098	22,673	3,133	29,628	24,102	23,095	4,648	251,377